Dividends	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividends
9. Dividends

All figures in £ millions	2021	2020	2019
Final paid in respect of prior year 13.5p (2020: 13.5p; 2019: 13.5p)	102	101	101
Interim paid in respect of current year 6.3p (2020: 6.0p; 2019: 6.0p)	47	45	46

	149	146	147

The Directors are proposing a final dividend in respect of the financial year ended 31 December 2021 of 14.2p per equity shares which will absorb an estimated £107m of shareholders’ funds. It will be paid on 6 May 2022 to shareholders who are on the register of members on 25 March 2022. These financial statements do not reflect this divide
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